Notes to the Consolidated Statements of Operations	6 Months Ended
Jun. 30, 2025
Notes to the Consolidated Statements of Operations
Notes to the Consolidated Statements of Operations

3. Notes to the Consolidated Statements of Operations

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Belgium
GSK	8,727	186	17,622	493
Switzerland
CRISPR	5,709	1,059	9,187	1,645
Total	14,436	1,245	26,809	2,138

During the three months ended June 30, 2025, the Company recognized revenues from:

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	8,853	207	—	—
ii) research and development services considered distinct within the agreements	1,548	1,038	—	—
iii) delivery of products	—	—	4,035	—
Total	10,401	1,245	4,035	—

During the six months ended June 30, 2025, the Company recognized revenues from:

	over-time		at point-in-time
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
i) delivery of research and development services combined with an IP license	16,545	415	—	—
ii) research and development services considered distinct within the agreements	4,289	1,717	—	—
iii) delivery of products	—	—	5,975	6
Total	20,834	2,132	5,975	6

On June 29, 2024, CureVac and Glaxosmithkline Biologicals SA (GSK) entered into a new Licensing Agreement (2024 GSK Agreement) to amend and restate their existing collaboration agreements (CLA1 and CLA2). Under the agreement, CureVac granted GSK a worldwide, non-transferable, royalty-free, sublicensable, exclusive license to use the CureVac licensed intellectual property (IP) for the development and manufacture of the GSK products, as well as a worldwide, royalty-bearing, sublicensable exclusive license to use the CureVac licensed IP for the commercialization of the GSK products. CureVac identified one performance obligation in granting of licenses, whereas the licenses are accounted for as a right to use CureVac’s IP, and one in activities related to the transition and wind down of the GSK program. The new Licensing Agreement replaces all previous financial considerations from the prior collaboration agreements between CureVac and GSK. In the six months ended June 30, 2025, revenue consisted of EUR 493k recognized under the 2024 GSK Agreement.

Prior to the 2024 GSK Agreement, CureVac entered into two collaborations with GSK, CLA1 and CLA2, wherein GSK and CureVac have developed mRNA vaccine candidates for infectious diseases including seasonal influenza, COVID-19 and avian influenza. Under the previous CLA1 and CLA2 agreements, CureVac recognized revenue over time for the combined performance obligation where CureVac grants its customer a license which was bundled with research and development services relating to the technology. The Group accounted for this as a single obligation overtime. The upfront payment, attributable to the IP license, was recognized straight-line from the effective date of the collaboration agreement through to the agreed estimated submission date for authority approval. The second performance obligation, only applicable to CLA 1, consisted of research and development project work which was recognized over time. In the six months ended June 30, 2024, revenue consisted of EUR 17,622k recognized under both collaboration agreements with GSK.

The Group has received upfront and milestone payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and
		milestones payments included	milestones payments included
		in contract	in contract
	Upfront and milestone	liabilities at	liabilities at
Customer	payments	December 31, 2024	June 30, 2025
		(EUR k)	(EUR k)
GSK	EUR 645,000k	—	—
CRISPR	USD 8,500k (EUR 7,626k)*	—	174
Total		—	174
*	Translated at the currency exchange rate prevailing on the transaction date.

	Revenue recognized from
	upfront and milestones payments
	for three months ended		for six months ended
	June 30,		June 30,
Customer	2024	2025	2024	2025
	(EUR k)	(EUR k)	(EUR k)	(EUR k)
GSK	7,179	—	13,333	—
CRISPR	1,674	207	3,212	415
Total	8,853	207	16,545	415

Contract balances:

	December 31,	June 30,
	2024	2025
	EUR k	EUR k
Trade receivables	14,077	409
Contract assets	2,764	—
Contract liabilities (non-current)	—	174

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Personnel	(9,024)	(129)	(21,420)	(192)
Materials	(28,711)	(1,804)	(34,080)	(2,353)
Third-party services	(1,095)	(279)	(22,461)	(542)
Maintenance and lease	(536)	—	(1,733)	—
Amortization and depreciation	(1,074)	(1)	(2,103)	(1)
Other	(283)	—	(616)	—
Total	(40,723)	(2,212)	(82,412)	(3,087)

For the six months ended June 30, 2025, cost of sales decreased significantly in comparison to the corresponding period in 2024. This change was primarily attributable to the changed corporate strategy (associated with the 2024 GSK Agreement), resulting in a change in the activities of the Group towards R&D. Accordingly, the costs of the manufacturing organization subsequent to this change are recognized as R&D expenses rather than cost of sales. Third-party services for the six months period ended June 30, 2024, included the increase of a CMO (contract manufacturing organization) provision (refer to Note 6 for further information). Materials for the three and six months ended June 30, 2024 included the expense associated with the write-down of raw materials which would have been recoverable under the previous GSK collaboration.

3.3 Research and development expenses

R&D expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Materials	(3,719)	(1,971)	(9,280)	(3,834)
Personnel	(10,344)	(17,522)	(19,402)	(35,644)
Amortization, depreciation and impairment	(5,802)	(2,434)	(7,642)	(5,081)
Patents and fees to register/protect a legal right	(5,598)	(3,681)	(10,057)	(9,448)
Third-party services	(3,992)	(7,208)	(8,677)	(13,363)
Maintenance and lease	(1,383)	(1,708)	(3,404)	(4,174)
Other	(254)	(356)	(455)	(929)
Total	(31,093)	(34,879)	(58,918)	(72,473)

During the six months ended June 30, 2025, research and development expenses increased in comparison to the same period of 2024. As described above, the costs of the Company’s manufacturing organization are recognized as R&D expenses rather than cost of sales following the change in strategy. Consequently, personnel costs, among other costs categories, increased compared to the same period of 2024.

The three and six months ended June 30, 2024, include the reimbursement from GSK on the development costs incurred by CureVac related to CV2CoV, or CLA 2. Since the first EUR 100,000k on development costs of CLA 2 was achieved in August 2023, CureVac recognized GSK’s reimbursement on CLA 2 as an offset against research and development expenses. In addition, as the Company decided to stop an early-stage R&D-program due to strategic reasons, related license agreements with a collaboration partner were terminated and already capitalized licenses with a remaining book value of EUR 3,248k were impaired, as no future use was anticipated.

3.4 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2025	2024	2025
	EUR k	EUR k	EUR k	EUR k
Personnel	(4,986)	(5,196)	(11,157)	(10,463)
Maintenance and lease	(1,260)	(2,113)	(2,304)	(3,473)
Third-party services	(4,688)	(6,708)	(12,307)	(12,527)
Legal and other professional services	(2,298)	(8,900)	(3,799)	(10,475)
Amortization and depreciation	(2,225)	(1,895)	(4,456)	(4,074)
Other	(474)	(582)	(1,027)	(791)
Total	(15,931)	(25,394)	(35,050)	(41,803)

During the six months ended June 30, 2025, general and administrative expenses increased in comparison to the same period of 2024 due to increased legal advice and third-party services related to the proposed transaction with BioNTech (refer to Note 1 for further information).